Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share (EPS) [Abstract]
Earnings per share
28.	Earnings per share

Basic and diluted earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The calculation of basic and diluted earnings per share is shown below:

	2022	2021	2020
Numerator
Profit for the year (S/000)	176,828	153,170	57,894
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted earnings per share (S/)	0.41	0.36	0.14

The Group has no dilutive potential ordinary shares as of December 31, 2022, 2021 and 2020.

There have been no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.